Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATIONS
NOTE 3:-	BUSINESS COMBINATIONS

a.	On April 1, 2021, the Company acquired EnableIT, LLC (“EnableIT”), a U.S.-based services company, specializes in IT staffing and recruiting, for a total consideration of $ 6,000 of which $ 4,000 was paid upon closing and the remaining $ 2,000 will be paid in two equal installments in April 1, 2022 and 2023. Acquisition related costs were immaterial. The acquisition was accounted for according to the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing April 1, 2021.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities, excluding $42 of cash acquired	$(34)
Customer relationships, net of deferred tax liability	1,833
Goodwill	4,101
Total assets acquired	$5,900

The goodwill from the acquisition of EnableIT is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

b.	On April 1, 2021, the Company acquired Menarva Ltd. (“Menarva”), an Israeli-based services company which specializes in software solutions for non-profit organizations for a total consideration of $5,595. Of which, $3,000 was paid upon closing. The remaining amount constitutes a contingent payment depending on the future operating results achieved by Menarva. The acquisition date fair value of the contingent consideration amounted to $2,595. On March 31, 2022, the Company paid $1,055 to settle a portion of the aforementioned contingent consideration. Acquisition related costs were immaterial. The acquisition was accounted for according to the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing April 1, 2021.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities, excluding $90 of cash acquired	$(70)
Customer relationships, net of deferred tax liability	2,098
Goodwill	3,477
Total assets acquired	$5,505

The goodwill from the acquisition of Menarva is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

c.	On January 1, 2021, the Company, through one of its Israeli subsidiaries, acquired 60% of the shares of 9540 Y.G. Soft IT Ltd. (“Soft IT”), an Israel-based services company which specializes in outsourcing of software development services for a total consideration of up to $1,134. $ 367 were paid upon closing, $256 were paid on July 4, 2021, and the remaining amount constitutes a contingent payment depending on the future operating results achieved by Soft IT. The fair value of the contingent consideration amounted to $510 at the acquisition date. Acquisition related costs were immaterial. The acquisition was accounted for according to the purchase method. Soft IT’s minority shareholder, as well as the Company, hold a mutual put and call option for the remaining 40% interest. Thus, the noncontrolling interests were classified as redeemable noncontrolling interests.

The results of operations were included in the consolidated financial statements of the Company commencing January 1, 2021.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities, excluding $402 cash acquired	$(402)
Customer relationships, net of deferred tax liability	886
Redeemable non-controlling interests	(719)
Goodwill	967
Total assets acquired	$732

The goodwill from the acquisition of Soft IT is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

d.	On May 7, 2020, the Company acquired Aptonet Inc (“Aptonet”), a U.S.-based services company, which specializes in IT staffing and recruiting, for a total consideration of $ 4,663, of which $ 3,663 was paid upon closing and the remaining $ 1,000 will be paid in two installments, 6 and 12 months following the closing date. During 2020 and 2021, the Company paid the remainder of the consideration in two equal installments of $500 each. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing May 1, 2020.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$529
Intangible assets, net	1,556
Goodwill	1,785
Total assets acquired net of acquired cash	$3,870

The goodwill from the acquisition of Aptonet is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

e.	On September 2, 2020, the Company acquired Stockell Information Systems, Inc (“Stockell”), a U.S.-based services company, which specializes in IT staffing and recruiting, for a total consideration of $ 7,714, of which $ 6,265 was paid upon closing and the remaining $ 1,449 will be paid 12 months following the closing date. In December 2021, following the discovery of a few discrepancies in the sellers’ disclosures, the Company paid as a final consideration $760 to settle the remainder of the consideration. Acquisition related costs were immaterial. The acquisition was accounted for according to the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing September 1, 2020.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding $0 of cash acquired	$1,051
Intangible assets, net	2,616
Goodwill	4,047
Total assets acquired net of $0 acquired cash	$7,714

The goodwill from the acquisition of Stockell is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

f.	During 2020 the Company acquired two companies which individually and in the aggregate, were not material. These entities were consolidated into the Company’s result of operations since their respective acquisition dates. The total consideration paid for these companies was $ 11,340.

Net assets, excluding cash acquired	$1,069
Intangible assets, net	4,553
Goodwill	5,718
Total assets acquired net of acquired cash	$11,340

g.	On July 1, 2019, the Company acquired NetEffects Inc (“NetEffects”), a U.S.-based services company, which specializes in IT staffing and recruiting, for a total consideration of $ 12,500, of which $ 9,400 was paid upon closing and the remaining $ 3,100 was paid in two equal installments on the first and second closing date anniversaries.

Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2019.

The following table summarizes the fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

The goodwill from the acquisition of NetEffects is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

h.

On April 1st, 2019 the Company acquired PowWow Inc (“PowWow”), creator of SmartUX™, A leading Low-Code Development Platform for Mobilizing and Modernizing Enterprise Apps, for a total consideration of $8.4 million, out of which $2 million was contingent on future performance. During 2020, the Company reversed the entire contingent amount as it became apparent that PowWow would not meet its revenue goals.

Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition

Net liabilities, excluding cash acquired	$(1,557)
Intangible assets	2,855
Goodwill	7,145
Total assets acquired net of acquired cash	$8,443

The goodwill from the acquisition of PowWow is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

i.	On February 28, 2019, the Company acquired OnTarget Group Inc. (“OnTarget”), a U.S.-based services company, which specializes in outsourcing of software development services. for a total estimated consideration of $ 12,456. Total consideration consists of $7,000 of which $6,000 was paid in cash upon closing with $1,000 deferred and paid in two equal installments on the six-month and 15-month anniversary of the closing. The remaining amount constitutes a deferred payment contingent upon OnTarget meeting future operating results over four years (2019-2022). Based on OnTarget’s operating results between 2019 and 2021, the Company estimates the total purchase price is expected to amount to approximately $19,617. Beyond the $6,500 paid in 2019, the Company paid $1,000 in 2020, $1,000 in 2021 and $2,000 in 2022. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019.

The following table summarizes the fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities, excluding cash acquired	$(832)
Intangible assets	4,908
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456

The goodwill from the acquisition of OnTarget is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

j.	On October 1, 2019 the Company acquired a 30% interest in its subsidiary Infinigy Solutions LLC (“Infinigy”), a U.S.-based services company focused on expanding the development and implementation of technical solutions which deliver design-driven turnkey solutions, combining Architecture and Engineering, or A&E design project management and general contracting competencies, across the wireless communications industry, for a total cash consideration of approximately $ 4,393, which was paid upon closing. Subsequent to the share purchase the Company holds 100% of Infinigy.